Loans (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Loans [Abstract]
Balance at beginning of year	$ 1,515	$ 1,568
Provision for losses on loans	242	15
Charge-offs, net	(224)	(68)
Balance at end of year	$ 1,533	$ 1,515